SCHEDULE OF RESTATED BALANCE SHEET (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	May 18, 2021	Feb. 28, 2021
Current Assets:
Cash	$ 278,097			$ 77,086				$ 180,756
Prepaid stock for services								32,208
Total Assets	323,473			680,621				212,964
Current Liabilities:
Accounts payable								13,478
Total Current Liabilities	469,787			13,440				13,478
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding
Preferred stock, par value	$ 0.01			$ 0.01				$ 0.01
Preferred stock, shares issued	0			0				0
Preferred stock, shares outstanding	0			0				0
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202	$ 484,787			$ 474,351				$ 71,462
Common stock, par value	$ 0.01			$ 0.01				$ 0.01
Common stock, shares authorized	100,000,000			100,000,000				100,000,000	100,000,000
Common stock, shares outstanding	50,478,678			50,478,678				7,146,202
Additional paid-in capital	$ 803,127			$ 8,005,803				$ 5,653,489
Common shares to be issued								1,699,146
Accumulated deficit	(2,449,698)			(7,790,519)				(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock	$ (42,454)			$ (42,454)				$ (42,454)
Treasury stock, share	39,975			39,975				39,975
Total Stockholders’ Deficit	$ (1,184,238)	$ (1,080,697)	$ (966,606)	$ 667,181	$ (1,214,891)	$ (1,560,362)	$ (1,507,689)	$ 199,486		$ (2,435,841)
Total Liabilities and Stockholders’ Deficit	323,473			680,621				212,964
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding								$ 11,057
Preferred stock, par value	$ 0.01			$ 0.01				$ 0.01
Preferred stock, shares issued	0			0				1,105,644
Preferred stock, shares outstanding	0			0				1,105,644
Previously Reported [Member]
Current Assets:
Cash								$ 180,756
Prepaid stock for services								32,208
Total Assets								212,964
Current Liabilities:
Accounts payable								13,478
Total Current Liabilities								13,478
Stockholders’ Equity (Deficit):
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202								88,453
Additional paid-in capital								7,346,701
Common shares to be issued
Accumulated deficit								(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock								(42,454)
Total Stockholders’ Deficit								199,486
Total Liabilities and Stockholders’ Deficit								212,964
Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding
Restatement Adjustments [Member]
Current Assets:
Cash
Prepaid stock for services
Total Assets
Current Liabilities:
Accounts payable
Total Current Liabilities
Stockholders’ Equity (Deficit):
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202								(16,991)
Additional paid-in capital								(1,693,212)
Common shares to be issued								1,699,146
Accumulated deficit
Treasury stock, at cost; 39,975 shares of common stock
Total Stockholders’ Deficit
Total Liabilities and Stockholders’ Deficit
Restatement Adjustments [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding								$ 11,057